SEGMENT REPORTING (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Segment Reporting [Member] USD ($)	Dec. 31, 2012 Segment Reporting [Member] CNY	Dec. 31, 2011 Segment Reporting [Member] CNY	Dec. 31, 2010 Segment Reporting [Member] CNY	Dec. 31, 2012 Network [Member] Segment Reporting [Member] USD ($)	Dec. 31, 2012 Network [Member] Segment Reporting [Member] CNY	Dec. 31, 2011 Network [Member] Segment Reporting [Member] CNY	Dec. 31, 2010 Network [Member] Segment Reporting [Member] CNY	Dec. 31, 2012 Hospital Medicine [Member] Segment Reporting [Member] USD ($)	Dec. 31, 2012 Hospital Medicine [Member] Segment Reporting [Member] CNY	Dec. 31, 2011 Hospital Medicine [Member] Segment Reporting [Member] CNY	Dec. 31, 2010 Hospital Medicine [Member] Segment Reporting [Member] CNY	Dec. 31, 2012 Intersegment Elimination [Member] Segment Reporting [Member] USD ($)	Dec. 31, 2012 Intersegment Elimination [Member] Segment Reporting [Member] CNY	Dec. 31, 2011 Intersegment Elimination [Member] Segment Reporting [Member] CNY	Dec. 31, 2010 Intersegment Elimination [Member] Segment Reporting [Member] CNY
Product Information [Line Items]
Revenues from external customers					$ 106,314	662,349	450,125	389,524	$ 74,644	465,040	450,125	389,524	$ 31,670	197,309
Intersegment revenues					3,193	19,894			3,193	19,894
Net revenue	106,314	662,349	450,125	389,524	109,507	682,243	450,125	389,524									(3,193)	(19,894)
Gross Profit	52,189	325,145	290,709	266,824	33,155	206,553	(161,306)	179,666	28,993	180,631	(161,306)	179,666	4,162	25,922
Foreign exchange losses, net	(16)	(101)	(10,975)	(5,436)	(16)	(101)	(10,975)	(5,436)
Interest income	946	5,895	13,357	7,865	946	5,895	13,357	7,865
Interest expense	2,609	16,255	6,454	7,448	(2,609)	(16,255)	(6,454)	(7,448)
Gain (loss) from disposal of property, plant and equipment	(172)	(1,072)		543	(172)	(1,072)		543
Share of net profit of equity investees	287	1,790
Other (expense) income, net	(23)	(144)	346	(399)	(23)	(144)	346	(399)
Net income before taxes	31,568	196,666	(165,032)	174,791	31,568	196,666	(165,032)	174,791
Segments assets					597,232	3,720,808	2,393,446	2,663,044	476,845	2,970,788	2,393,446	2,663,044	120,387	750,020			(8,922)	(55,588)
Assets	588,310	3,665,220	2,393,446		588,310	3,665,220	2,393,446	2,663,044
Additions to long-lived assets					54,652	340,488	267,645	230,258	45,714	284,803	267,645	230,258	18,110	112,825			(9,172)	(57,140)
Depreciation expense					24,111	150,214	119,895	109,377	21,508	133,996	119,895	109,377	2,603	16,218
Impairment of assets and goodwill					$ (539)	(3,360)	(333,934)		$ (539)	(3,360)	(333,934)